UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

U.S. Global Leaders Growth Fund

As of 1 31 13 (Unaudited)

	Shares	Value
Common Stocks 95.8%		$808,370,098

(Cost $584,165,531)

Consumer Discretionary 10.2%		85,734,859

Hotels, Restaurants & Leisure 8.3%
Starbucks Corp.	491,220	27,567,266
Starwood Hotels & Resorts Worldwide, Inc.	272,730	16,748,349
Yum! Brands, Inc.	389,520	25,295,429

Internet & Catalog Retail 1.9%
Amazon.com, Inc. (I)	60,730	16,123,815

Consumer Staples 12.9%		109,197,303

Beverages 6.9%
Companhia de Bebidas das Americas, ADR (L)	533,270	25,095,686
The Coca-Cola Company	896,900	33,400,556

Food Products 1.8%
Danone SA, ADR (L)	1,080,670	15,129,380

Household Products 4.2%
Colgate-Palmolive Company	331,300	35,571,681

Energy 7.0%		58,795,805

Energy Equipment & Services 7.0%
National Oilwell Varco, Inc.	447,750	33,196,185
Schlumberger, Ltd.	327,990	25,599,620

Financials 6.2%		52,084,460

Capital Markets 3.3%
State Street Corp.	492,450	27,404,843

Consumer Finance 2.9%
American Express Company	419,650	24,679,617

Health Care 15.2%		128,680,071

Health Care Equipment & Supplies 3.1%
Intuitive Surgical, Inc. (I)	46,090	26,473,174

Health Care Technology 3.3%
Cerner Corp. (I)(L)	342,120	28,242,006

Pharmaceuticals 8.8%
Mylan, Inc. (I)	878,370	24,831,520
Novo Nordisk A/S, ADR	134,090	24,719,492
Perrigo Company (L)	242,900	24,413,879

Industrials 3.9%		33,380,690

Machinery 0.9%
Joy Global, Inc. (L)	123,460	7,798,968

Trading Companies & Distributors 3.0%
Fastenal Company (L)	514,930	25,581,722

Information Technology 28.7%		241,986,316

Communications Equipment 3.1%
QUALCOMM, Inc.	390,250	25,768,208

1

U.S. Global Leaders Growth Fund

As of 1 31 13 (Unaudited)

		Shares	Value
Information Technology (continued)

Computers & Peripherals 3.8%
Apple, Inc.		70,860	$32,263,267

Internet Software & Services 7.7%
eBay, Inc. (I)		592,240	33,123,983
Google, Inc., Class A (I)		42,140	31,844,777

IT Services 7.8%
Automatic Data Processing, Inc.		556,090	32,970,576
Visa, Inc., Class A		208,500	32,924,235

Software 6.3%
Red Hat, Inc. (I)		511,690	28,429,496
SAP AG, ADR (L)		300,680	24,661,774

Materials 11.7%			98,510,594

Chemicals 11.7%
Ecolab, Inc.		454,570	32,910,868
Monsanto Company		402,790	40,822,765
Praxair, Inc.		224,490	24,776,961

	Yield	Shares	Value
Securities Lending Collateral 4.3%			$36,495,035

(Cost $36,487,433)

John Hancock Collateral Investment Trust (W)	0.2611%(Y)	3,646,440	36,495,035

Short-Term Investments 3.4%			$28,929,621

(Cost $28,929,621)

Money Market Funds 3.4%			28,929,621

State Street Institutional U.S. Government Money Market Fund	0.0074%(Y)	28,929,621	28,929,621

Total investments (Cost $649,582,585)† 103.5%			$873,794,754

Other assets and liabilities, net (3.5%)			($29,387,118)

Total net assets 100.0%			$844,407,636

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13. The value of securities on loan amounted to $35,678,755.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $656,325,190.

Net unrealized appreciation aggregated $217,469,564, of which $217,523,542 related to appreciated investment securities and $53,978 related to depreciated investment securities.

2

U.S. Global Leaders Growth Fund

As of 1 31 13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all Investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

26Q1 1/13
3/13

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Classic Value Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$1,780,019,883

(Cost $1,615,205,316)

Consumer Discretionary 11.2%		205,698,049

Auto Components 2.7%
Delphi Automotive PLC (I)	1,259,650	48,698,069

Diversified Consumer Services 1.1%
Apollo Group, Inc., Class A (I)(L)	1,023,794	20,701,115

Media 3.5%
Omnicom Group, Inc. (L)	1,194,206	64,821,502

Specialty Retail 3.9%
Staples, Inc. (L)	5,302,475	71,477,363

Consumer Staples 1.5%		28,164,625

Beverages 1.5%
Molson Coors Brewing Company, Class B (L)	623,387	28,164,625

Energy 13.9%		254,526,425

Energy Equipment & Services 3.0%
Baker Hughes, Inc. (L)	1,241,793	55,532,983

Oil, Gas & Consumable Fuels 10.9%
BP PLC, ADR	1,839,039	81,874,016
Exxon Mobil Corp.	497,923	44,798,132
Royal Dutch Shell PLC, ADR (L)	1,025,543	72,321,294

Financials 35.5%		650,069,965

Capital Markets 13.8%
Franklin Resources, Inc.	267,250	36,581,180
Invesco, Ltd.	1,603,475	43,694,694
Morgan Stanley	1,588,150	36,289,228
State Street Corp.	886,435	49,330,108
The Goldman Sachs Group, Inc.	263,225	38,920,449
UBS AG (I)(L)	2,764,404	48,017,697

Commercial Banks 2.5%
PNC Financial Services Group, Inc.	729,378	45,075,560

Diversified Financial Services 7.0%
Bank of America Corp.	3,185,675	36,061,841
Citigroup, Inc.	1,116,367	47,066,033
JPMorgan Chase & Company	965,175	45,411,484

Insurance 12.2%
American International Group, Inc. (I)	1,472,709	55,712,581
Axis Capital Holdings, Ltd.	1,690,710	64,703,472
MetLife, Inc.	1,460,875	54,549,073
The Allstate Corp.	1,108,350	48,656,565

Health Care 7.0%		128,551,498

Health Care Equipment & Supplies 5.0%
Abbott Laboratories	1,081,610	36,644,947
Becton, Dickinson and Company (L)	645,796	54,272,696

Health Care Providers & Services 2.0%
Laboratory Corp. of America Holdings (I)(L)	420,490	37,633,855

1

Classic Value Fund
As of 1-31-13 (Unaudited)

		Shares	Value
Industrials 6.3%			$116,556,984

Aerospace & Defense 4.4%
L-3 Communications Holdings, Inc.		592,823	45,007,122
Northrop Grumman Corp. (L)		557,407	36,253,751

Building Products 1.9%
Masco Corp. (L)		1,919,310	35,296,111

Information Technology 17.5%			320,265,090

Computers & Peripherals 6.5%
Dell, Inc.		2,409,160	31,897,278
Hewlett-Packard Company (L)		5,301,854	87,533,610

Electronic Equipment, Instruments & Components 3.1%
TE Connectivity, Ltd.		1,451,311	56,426,972

Internet Software & Services 2.5%
Google, Inc., Class A (I)		59,500	44,963,555

Software 5.4%
Microsoft Corp.		1,643,700	45,152,439
Oracle Corp.		1,528,900	54,291,236

Materials 1.4%			25,568,819

Chemicals 1.4%
PPG Industries, Inc. (L)		185,456	25,568,819

Utilities 2.8%			50,618,428

Electric Utilities 2.8%
Entergy Corp.		783,567	50,618,428

	Yield	Shares	Value

Securities Lending Collateral 8.7%			$159,939,384

(Cost $159,921,243)

John Hancock Collateral Investment Trust (W)	0.2611%(Y)	15,980,515	159,939,384

		Par value	Value

Short-Term Investments 2.7%			$48,452,000

(Cost $48,452,000)

Repurchase Agreement 2.7%			48,452,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at 0.010% to be repurchased at $48,452,013 on 2-1-13, collateralized by $47,750,000 U.S. Treasury
Notes, 1.500% due 6-30-16 (valued at $49,422,921, including interest)		48,452,000	48,452,000

Total investments (Cost $1,823,578,559)† 108.5%			$1,988,411,267

Other assets and liabilities, net (8.5%)			($155,624,150)

Total net assets 100.0%			$1,832,787,117

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13. The value of securities on loan amounted to $156,553,909.

2

Classic Value Fund
As of 1-31-13 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,887,921,957. Net unrealized depreciation aggregated $100,489,310, of which $232,567,207 related to appreciated investment securities and $132,077,897 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 1-31-13:

United States	79.7%
United Kingdom	7.1%
Switzerland	5.7%
Netherlands	4.0%
Bermuda	3.5%

3

Classic Value Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

38Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013